Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of total consideration transferred
The fair value of the net assets acquired and allocation of purchase is summarized as follows:

As at
April 29, 2016
Total consideration transferred	21,778

Assets acquired
Intangible assets	21,443
Other assets	3,345
Total assets acquired	24,788

Liabilities acquired	3,010

Excess purchase price (goodwill)	—

Summary of unaudited pro forma financial information
The following selected unaudited pro forma financial information has been provided to present a summary of the combined results of the Bank and the acquired operations from HSBC Bermuda, assuming the transaction had been effected on January 1, 2015. The unaudited pro forma data is for informational purposes only and does not necessarily represent results that would have occurred if the transaction had taken place on the basis assumed above. The pro forma have been prepared based on the actual results realized by the Bank from operating the acquired activities, when such activities were not yet inextricably merged into the Bank's operations.

	Year ended
Unaudited pro forma financial information	December 31, 2016	December 31, 2015
Total net revenue	407,453	378,915
Total non-interest operating expense	289,019	293,700
Pro forma net income post business combination	118,434	85,215